Operations (Details) - ha	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operations [Line Items]
Total farms area	15,000
Owned land area	187,056	173,253
Leased land area	70,085	76,593
Subsidiaries [Member]
Operations [Line Items]
Total farms area	257,141	249,846